PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2023
Property And Equipment
Property and equipment

	Computer and Office Equipment	Production Equipment and Other	Leasehold Improvements	Right-of- use Assets	Total
	$	$	$	$	$
COST
Balance - October 31, 2021	16,283	511,167	4,978,088	3,328,032	8,833,570
Additions	-	34,690	3,014,807	951,377	4,000,874
Disposals	-	(2,825)	(10,375)	-	(13,200)
Balance - October 31, 2022	16,283	543,032	7,982,520	4,279,409	12,821,244
Additions	-	434,736	990,469	2,583,661	4,008,866
Disposals	-	(3,339)	(3,862)	(599,707)	(606,908)
Balance - October 31, 2023	16,283	974,429	8,969,127	6,263,363	16,223,202
ACCUMULATED AMORTIZATION
Balance - October 31, 2021	16,283	196,103	2,017,029	861,571	3,090,986
Amortization for the period	-	114,197	706,567	1,181,543	2,002,307
Disposals	-	(895)	(6,055)	-	(6,950)
Balance - October 31, 2022	16,283	309,405	2,717,541	2,043,114	5,086,343
Amortization for the period	-	94,518	1,108,228	1,312,968	2,515,714
Disposals	-	(2,584)	(802)	(128,735)	(132,121)
Balance - October 31, 2023	16,283	401,339	3,824,967	3,227,347	7,469,936
NET BOOK VALUE
Balance - October 31, 2022	-	233,627	5,264,979	2,236,295	7,734,901
Balance - October 31, 2023	-	573,090	5,144,160	3,036,016	8,753,266